Subsequent Events	12 Months Ended
Dec. 31, 2018
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
NOTE 21:-	SUBSEQUENT EVENTS

On March 4, 2019, the Company declared a dividend distribution of $ 0.15 per share ($ 7,334 in the aggregate) which was paid on March 27, 2019. The dividend distribution relates to the Company’s earnings in the second half of 2018.